Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

9.  Commitments and Contingencies

Employment Agreements

Harvey W. Schiller, Ph.D.

The Company entered into a three-year employment agreement with Dr. Schiller, its Chairman and Chief Executive Officer, in January 2004.  The agreement was initially amended on December 19, 2006 to extend the term through January 31, 2010; subsequently on August 13, 2009 the term was extended through January 31, 2011 and on January 31, 2010 pursuant to its terms was extended to January 31, 2012.  Effective May 11, 2010, the Company modified its employment agreement with Dr. Schiller to induce him to remain with the Company to ensure continuity of corporate operations in the event that he became entitled to terminate his employment agreement as a result of the occurrence of a “change of control,” as defined under his employment agreement, which the Compensation Committee of the Board determined would result from the completion of the sale of Preparedness Services. On December 14, 2010 and again on December 12, 2011 and March 31, 2012, the Company further modified its agreement with Dr. Schiller, principally, to extend the term of Dr. Schiller’s employment with the Company through April 30, 2012, then to July 31, 2012, and then to December 31, 2012 (See Schiller amendment below). Pursuant to the terms of the modified employment agreement which expired on December 31, 2012, Dr. Schiller had the right to terminate his employment agreement if a “change of control” event occurred prior to the end of the term of his employment agreement. A change of control event could have occurred if more than fifty percent of the combined voting power of the outstanding securities of the Company had changed.

The sale of Preparedness Services was completed on July 16, 2010.  As a result of this sale, the Company’s employment agreement with Dr. Schiller, as modified (the “Schiller Employment Agreement”), provided that Dr. Schiller will continue to serve as the Company’s Chairman and Chief Executive Officer, and devote the necessary working time and efforts, but less than substantially all of his working time and efforts to the business of GlobalOptions Group.  The Schiller Employment Agreement provided for a base salary of $180 per annum, plus certain living expenses through December 31, 2010 and then reduced to $150 per annum through July 31, 2012.  In addition to his base salary, in December 2010, Dr. Schiller was awarded a cash bonus of $150 and Dr. Schiller became eligible for a discretionary cash bonus on or before the end of the term.

Additionally, pursuant to the terms of the Schiller Employment Agreement, upon the sale of Preparedness Services, 268,750 shares of restricted stock granted under the 2006 Executive Compensation Performance Bonus Plan (the “Performance Bonus Plan”) and 31,912 restricted stock units (“RSUs”) held by Dr. Schiller became fully vested and non-forfeitable, and the target cash bonus award for the year 2010 was deemed to be earned. Out of the amount of the 2010 award that was deemed earned through the date of the sale of Preparedness Services, $270 was paid on August 13, 2010 and $230 was paid on March 16, 2011.  In addition, $1,685 was paid into a “rabbi trust” on August 20, 2010 and was disbursed to Dr. Schiller on July 6, 2011, a date which was six months after his separation of service for any reason (for purposes of Section 409A of the Internal Revenue Code, the deferred compensation rules, which includes a point in time when Dr. Schiller works part-time) representing: (i) salary that would have been earned for the period August 1, 2010 through January 31, 2012; (ii) the target cash bonus for the period January 1, 2011 through January 31, 2012; and (iii) cash in lieu of additional shares of stock, for the number of shares of stock deemed earned upon the vesting of the target stock bonus awards that were in excess of the number of shares of restricted stock previously granted to Dr. Schiller. The Compensation Committee determined that December 31, 2010 was the date of such separation of service for purposes of Section 409A of the Internal Revenue Code.

 Dr. Schiller elected to have 113,650 shares, valued at $225, withheld in satisfaction of his tax obligation in connection with the vesting of the restricted stock and RSUs during the year ended December 31, 2010.

On March 26, 2012, the Company entered into an amendment (the “Schiller Amendment”) to Dr. Schiller’s employment agreement. Pursuant to the Schiller Amendment, the expiration date of Dr. Schiller’s employment with the Company was extended from July 31, 2012 to December 31, 2012. The Schiller Amendment further provided that Dr. Schiller’s base salary shall be increased from $150 per annum to $180 per annum, and provided that, as an inducement to Dr. Schiller to enter into the Schiller Amendment, the Company granted Dr. Schiller an option for the purchase of 125,000 shares of the company’s common stock at an exercise price of $3.05 per share, which vested six months after the grant date with a five year term. The Schiller Amendment further provided that, should the Company have merged or acquired an operating company before December 31, 2012, the Company would have been required to pay to Dr. Schiller as severance a sum equal to 12 months of his part-time base salary ($15 per month) plus all benefits and cash payments accruing throughout those 12 months in a lump sum within 30 days of the date on which Dr. Schiller’s employment with the Company was terminated. The Schiller Amendment further provided that the Company shall reimburse Dr. Schiller for certain professional fees for accounting and legal services relating to the preparation and execution of the Schiller Amendment. The Schiller Employment Agreement, as amended, expired on December 31, 2012. Dr. Schiller continues to be employed as the Company’s Chairman and Chief Executive Officer and receives compensation consistent with that which he had been receiving at the termination of the Schiller Amendment.

Jeffrey O. Nyweide

Effective as of August 1, 2007, Mr. Nyweide and the Company terminated his consulting agreement and entered into an employment agreement providing for Mr. Nyweide’s service as the Company’s Chief Financial Officer, Executive Vice President—Corporate Development, Treasurer and Secretary, reporting to the Chairman of the Board.  The employment agreement, which had an initial term through January 31, 2010, was amended on August 13, 2009 to extend its term through January 31, 2011, and pursuant to its terms, on January 31, 2010, was further extended to January 31, 2012.  Effective May 11, 2010, the Company modified its employment agreement with Mr. Nyweide to induce him to remain with the Company to ensure the continuity of corporate operations in the event that he became entitled to terminate his employment agreement as a result of the occurrence of a “change of control,” as defined under his employment agreement, which the Compensation Committee determined would result from the sale of Preparedness Services. On December 14, 2010, the Company further modified its agreement with Mr. Nyweide to extend the term of his employment agreement to July 31, 2012 and then on March 31, 2012 to December 31, 2012 (see Nyweide Amendment, below) Pursuant to the terms of the modified employment agreement, which expired on December 31, 2012, Mr. Nyweide had the right to terminate his employment agreement if a “change of control” event had occurred prior to the end of the term of his employment agreement. A change of control event could have occurred if more than fifty percent of the combined voting power of the outstanding securities of the Company changed.

The sale of Preparedness Services was completed on July 16, 2010. As a result of this sale, the Company’s employment agreement with Mr. Nyweide, as modified (the “Nyweide Employment Agreement”), provided that Mr. Nyweide will continue to serve as its Chief Financial Officer and Executive Vice President. Mr. Nyweide received a base salary of $375 per annum for the first eighteen month period of such term and a reduced base salary of $180 per annum for the remaining six months, during which period Mr. Nyweide’s responsibilities were intended to be reduced.  In addition to his base salary, Mr. Nyweide earned a performance bonus of $150 in connection with the sale of Preparedness Services ($75 paid on August 11, 2010 and the remainder paid on October 15, 2010), on November 30, 2010, Mr. Nyweide earned a performance bonus of $250 in connection with the sale of Bode ($125 paid on December 10, 2010 and the remainder paid on January 5, 2012.

Additionally, pursuant to the terms of the Nyweide Employment Agreement, upon the sale of Preparedness Services, 201,813 shares of restricted stock granted under the Performance Bonus Plan and 14,093 RSUs held by Mr. Nyweide became fully vested and non-forfeitable, and the target cash bonus award for the year 2010 was deemed to be earned. Out of the amount of the 2010 award that was deemed earned through the sale of Preparedness Services, $202 was paid on August 13, 2010, and the remaining $173 was paid in March 2011.  In addition, $821 was paid into a “rabbi trust” on August 23, 2010 to be disbursed to Mr. Nyweide six months after his separation of service for any reason (for purposes of Section 409A of the Internal Revenue Code, the deferred compensation rules, which may include a point in time when Mr. Nyweide works part-time), representing: (i) 50% of the salary and 100% of benefits, including a housing allowance, that would have been earned for the period August 1, 2010 through January 31, 2012; (ii) 50% of the target cash bonus for the period January 1, 2011 through January 31, 2012 ; and (iii) cash in lieu of additional shares of stock for 50% of the number of shares of stock deemed earned upon the vesting of the target stock bonus awards that were in excess of the number of shares of restricted stock previously granted to Mr. Nyweide. The Compensation Committee determined that January 31, 2012 was the date of such separation of service for purposes of Section 409A of the Internal Revenue Code, and the amount held in the rabbi trust was disbursed to Mr. Nyweide on July 31, 2012.

 Mr. Nyweide elected to have 72,977 shares, valued at $144, withheld in satisfaction of his tax obligations in connection with the vesting of the restricted stock and RSUs during the year ended December 31, 2010.

On March 26, 2012, the Company entered into an amendment (the “Nyweide Amendment”) to Mr. Nyweide’s employment agreement. Pursuant to the Nyweide Amendment, the expiration date of Mr. Nyweide’s employment with the Company was extended from July 31, 2012 to December 31, 2012. The Nyweide Amendment further provided that, for the period March 1, 2012 through December 31, 2012, the Company paid to Mr. Nyweide a base salary of approximately $31 per month as a full time employee. The Nyweide Amendment provided that, as an inducement to Mr. Nyweide to enter into the Nyweide Amendment, the Company granted Mr. Nyweide an option for the purchase of 75,000 shares of the company’s common stock at an exercise price of $3.05 per share, which vested six months after the grant date with a five year term. The Nyweide Amendment further provided that, should the Company have merged or acquired an operating company before December 31, 2012, the Company would have been required to pay to Mr. Nyweide as severance a sum equal to 12 months compensation at $15 per month, plus all benefits and cash payments accruing throughout those 12 months in a lump sum within 30 days of the date on which Mr. Nyweide’s employment with the Company is terminated (the “Nyweide Severance Payment”). The Nyweide Amendment further provides that the Severance Payment would have been reduced by an amount equal to $15 times the number of completed months worked by Mr. Nyweide from March 1, 2012 to the date of termination due to acquisition or merger. The Nyweide Amendment further provided that the Company reimburse Mr. Nyweide for certain professional fees for accounting and legal services relating to the preparation and execution of the Nyweide Amendment. The Nyweide Employment Agreement as amended, expired on December 31, 2012. Mr. Nyweide continues to be employed as the Company’s Chief Financial Officer, Executive Vice President—Corporate Development, Treasurer and Secretary and receives compensation consistent with that which he had been receiving at the termination of the Nyweide Amendment.

 Consulting Agreement

On March 26, 2012, the Company entered into a non-exclusive agreement with a financial advisor, for services related to identifying and evaluating potential acquisition candidates, and to the raising of additional private investments on public entity (“PIPE”) financing. The agreement may be terminated by either party upon thirty (30) days prior written notice. The Company will not be obligated to pay a fee to the financial advisor with respect to an acquisition or financing transaction, unless such a transaction is introduced by the financial advisor and is completed. Fees payable under the agreement apply to qualified transactions consummated within one year following the termination of the agreement.

Operating Leases

Effective October 31, 2011, the Company entered into a new lease agreement for office space in New York, New York. Under this agreement, which expires on June 30, 2015, the Company may terminate the agreement at any time, with 90 days advance notice. Effective January 1, 2013, the Company entered into a modification of the lease agreement, reducing the monthly rent to $5 from $12. Future non-cancellable obligations under this agreement are $15.

Rent expense charged to continuing operations amounted to approximately $144, $178 and $198 for the years ended December 31, 2012, 2011 and 2010, respectively.

Litigation, Claims and Assessments

On April 22, 2010 a case was filed against the Company stating that the Company conspired to divert work from the plaintiff. The claims were for $2,400 in this case. This litigation was settled on June 13, 2012 for a cash payment of $23.

On October 2, 2010, the Company, along with others, was notified that it was a defendant in a lawsuit filed by a third party for alleged conversion of assets, tortuous interference and defamation, among other claims. The suit asked for actual and punitive damages totaling $4,200,000. On November 2, 2011, the plaintiffs in this case moved to dismiss the Company from this lawsuit, and the lawsuit was dismissed.